UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: July 1, 2010 - June 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name: Capital World Bond Fund Reporting Period: July 01, 2010 - June 30, 2011

Cooper-Standard Holdings Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	COSH	CUSIP 21676P103	05/10/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Orlando Bustos	Mgmt	For	For	For
	1.2	Elect Larry Jutte	Mgmt	For	For	For
	1.3	Elect Jeffrey Kirt	Mgmt	For	For	For
	1.4	Elect David Mastrocola	Mgmt	For	For	For
	1.5	Elect James McElya	Mgmt	For	For	For
	1.6	Elect Stephen Van Oss	Mgmt	For	For	For
	1.7	Elect Kenneth Way	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	4	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	3 Years	For

Hawaiian Telcom Holdco, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	HWLT	CUSIP 420031106	05/13/2011		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Richard Jalkut	Mgmt	For	For	For
	1.2	Elect Kurt Cellar	Mgmt	For	For	For
	1.3	Elect Walter Dods, Jr.	Mgmt	For	For	For
	1.4	Elect Warren Haruki	Mgmt	For	For	For
	1.5	Elect Steven Oldham	Mgmt	For	For	For
	1.6	Elect Bernard Phillips	Mgmt	For	For	For
	1.7	Elect Eric Yeaman	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	3 Years	For
	4	Ratification of Auditor	Mgmt	For	For	For

Iberdrola Finanzas Sociedad AN
	Ticker	Security ID:	Meeting Date		Meeting Status
		CINS E62412BB1	04/11/2011		Unvoted
	Meeting Type	Country of Trade
	Special	Spain
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1
The appointment of Mr. Juan Carlos De Elejoste Y De La Quintana, a lawyer of Spanish nationality and resident in Bilbao, as new commissioner of each of the issue s syndicates of noteholders, in substitution of Mr. Roberto Orjales Venero who will resign at the general meeting
			Mgmt	N/A	N/A	N/A
	2	Non-Voting Meeting Note	N/A	N/A	N/A	N/A
	3	Non-Voting Meeting Note	N/A	N/A	N/A	N/A

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND
(Registrant)

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 26, 2011